Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign
Our income/loss before provision for (benefit from) income taxes for the years ended December 31, 2024 and 2025 was as follows:

	For the Year Ended December 31,
	2024	2025
	RMB	RMB
PRC mainland	21,366	(25,489)
Non-PRC mainland	(22,200)	36,261

Profit/(Loss) before income taxes	(834)	10,772

Schedule of Components of Income Tax Expense (Benefit)	The components of the provision for (benefit from) income taxes for the years ended December 31, 2024 and 2025 consisted of the following:

	For the Year Ended December 31,
	2024	2025
	RMB	RMB
Current income tax
PRC mainland	(206)	172
Non-PRC mainland	341	6,210

Total current	135	6,382

Deferred income tax
PRC mainland	—	—
Non-PRC mainland	—	812

Total deferred	—	812

Total income tax expense	135	7,194

Summary of Reconciliation of Income Tax Expense

	For the year ended December 31,
	2025
	RMB	Percent
Profit before income tax	10,772
PRC mainland profit tax rate	2,693	25%
Tax effects from other tax jurisdictions
Hong Kong
Statutory tax rate difference between Hongkong and PRC mainland	(5,267)	(49%)
Singapore
Statutory tax rate difference between Singapore and PRC mainland	550	5%
Cayman Islands
Statutory tax rate difference between Cayman Islands and PRC mainland	1,760	17%
Other foreign tax jurisdictions	247	2%
Effect of preferential tax rates granted to PRC mainland entities	3,029	28%
Effect of Super Deduction of research and development expenses in the PRC mainland	(6,203)	(58	% )
Effect of share-based compensation expenses not deductible for tax purposes	4,569	43%
Effect of other expenses not deductible for tax purposes	557	5%
Non-taxable income	(684)	(6	% )
Changes in valuation allowance	6,776	63%
Other adjustments	(833)	(8	% )

Total income tax expense	7,194	67%

The aggregate amount and per share effect of the preferential tax rates are as follows:	3,029

Per share effect:
Ordinary shareholders – basic and diluted	0.00

The reconciliation of taxes at PRC income tax rate to our provision for (benefit from) income taxes for the years ended December 31, 2023 and 2024 in accordance with the guidance prior to the adoption of ASU
2023-09
was as follows:

	For the Year Ended December 31,
	2023	2024
	RMB	RMB
Profit/(Loss) before income tax	70,554	(834)
Tax expense/(benefit) at EIT tax rate of 25%	17,639	(209)
Tax effect of preferential tax rates granted to PRC entities	(1,881)	(953)
Effect of different tax rates applicable to different subsidiaries of the Group	6,666	(2,379)
Changes in valuation allowance	(7,578)	3,142
Income not subject to tax	(895)	(54)
Expenses not deductible for tax purposes	1,955	8,209
Research and development tax credit	(15,906)	(7,415)
Others	—	(206)

Income tax expense	—	135

The aggregate amount and per share effect of the preferential tax rates are as follows:	(1,881)	(953)
Per share effect:
Ordinary shareholders – basic and diluted	—	—

Schedule of Income Tax Paid By Individual Jurisdiction
Upon adoption of ASU
2023-09
described in note 2(ff), cash paid for income taxes, net of refunds, during the year ended December 31, 2025 was as follows:

For the year ended December 31,
2025
RMB
PRC mainland	—
Non-PRC mainland	950

Total cash paid for income taxes	950

Significant Components of Deferred Tax Assets and Deferred Tax Liabilities
The following tables sets forth the significant components of the deferred tax assets and deferred tax liabilities:

	December 31, 2024	December 31, 2025
	RMB	RMB
Deferred tax assets
Advertising expenses	1,677	—
Net accumulated losses carry forward	93,632	97,535
Depreciation and amortization	335	—
Allowance for doubtful accounts	1,997	242
Impairment of intangible assets	383	—
Accrued expenses	9,824	32,281
Operating lease liabilities	9,711	7,442

Gross deferred tax assets	117,559	137,500
Less: valuation allowance	(82,426)	(102,536)

Net deferred tax assets	35,133	34,964

Deferred tax liabilities
Intangible assets	14,875	13,457
Operating lease right-of-use assets	9,710	4,327
Gain on equity method investee	989	325
Variable consideration of renewal income	24,434	31,235

Gross deferred tax liabilities	50,008	49,344